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Corporate Insurance


[CIGNA Logo]






May 4, 2000



VIA EDGAR

Office of Insurance Products
Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

RE:      Certification Pursuant to Rule 497(j)
         Connecticut General Life Insurance Company
         CG Corporate Insurance Variable Life Separate Account 02
         File Number 333-01741

Commissioners:

On behalf of Connecticut General Life Insurance Company and its CG Corporate Insurance Variable Life Separate Account 02 I hereby certify that the form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in the most recent registration amendment and that the text of the most recent registration amendment has been filed electronically.

Please feel free to phone the undersigned at (860) 534-4134 with any questions.

Very truly yours,

/s/ Michelle Kunzman

Michelle Kunzman
Assistant Vice President